Goodwill (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill [Abstract]
Goodwill impairment	¥ 18,842,000	$ 2,731,833